FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number 811-5845
Date of Notification: May 1, 2009

2.	Exact name of investment company as specified in registration statement:

VAN KAMPEN SENIOR LOAN FUND

3.	Address of principal executive office:

522 Fifth Avenue
      New York, New York 10036

A. ☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. ☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. ☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Stefanie Chang Yu
Stefanie Chang Yu
Vice President and Secretary

May 1, 2009

To Van Kampen Senior Loan Fund Shareholders:

Van Kampen Senior Loan Fund makes monthly offers to repurchase its shares in order to provide liquidity to shareholders. The monthly repurchase offers are an opportunity for you to sell shares on a monthly basis. Prior to each monthly repurchase offer period, the Fund is required to send notification of the repurchase offer to all of its shareholders.

If you are not interested in selling or exchanging your Fund shares at this time, you do not have to do anything and can disregard this notice.

If you intend to sell or exchange your shares during this repurchase offer period, please read the enclosed documents. You should also consider the following:

•	Determine if your account is held with your financial adviser or directly with Van Kampen. If you are unsure if your account is held directly with Van Kampen or with your financial adviser, please review your most recent account statement. If your statement is from your financial adviser, you must contact your financial adviser for assistance. If your statement is from Van Kampen, you may either contact your financial adviser or you can contact Van Kampen.

•	If your account is held with your financial adviser, there may be different requirements for making a repurchase request during the repurchase offer period. Please contact your financial adviser before completing these documents.

•	If you wish to sell shares held in a Van Kampen sponsored retirement plan account with State Street Bank and Trust Company serving as custodian, you must complete and submit the appropriate Van Kampen retirement account distribution form in addition to the enclosed Letter of Transmittal to execute your request. To obtain a distribution form, please contact our Client Relations Department immediately at 1-800-847-2424 or you may download the form at www.vankampen.com.

The enclosed documents apply to the current repurchase offer period, and new documents will be mailed to you in connection with subsequent monthly repurchase offers.

Please refer to the Fund’s Prospectus and the enclosed Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice, Repurchase Offer Terms and Letter of Transmittal if you have any questions.

Very truly yours,

VAN KAMPEN SENIOR LOAN FUND

96 SLT00007-5/09

May 1, 2009

VAN KAMPEN SENIOR LOAN FUND
SHAREHOLDER REPURCHASE OFFER NOTICE

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice.

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled monthly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may result in a sales charge and may be a taxable event; consult your financial adviser or tax adviser for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on May 8, 2009 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on May 15, 2009. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. On April 24, 2009, the net asset values per share of the Fund’s Class A, Class B, Class C, Class IB and Class IC shares were $4.61, $4.61, $4.61, $4.61 and $4.61, respectively.

If you wish to sell your shares for cash or exchange your shares for shares of other participating funds during this repurchase offer period, you can do so in one of three ways as follows:

1. If your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, you will need to ask your broker-dealer or retirement plan trustee or nominee to submit the repurchase request for you.

2. If your shares are held in your own name, complete the enclosed Letter of Transmittal and insure that it is received in good order by Van Kampen Investor Services Inc., the Fund’s depositary, prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on May 15, 2009. Please contact your financial adviser to discuss whether the shares are held in your name or in the financial adviser’s name.

3. If your shares are held in a Van Kampen sponsored retirement plan account with State Street Bank and Trust Company serving as custodian, please be aware that Van Kampen requires a completed distribution form for your specific retirement account type, in addition to the enclosed Letter of Transmittal, in order to process your request. To obtain a distribution form, please contact our Client Relations Department immediately at 1-800-847-2424, or you may download forms at www.vankampen.com.

If you are unsure which of the above situations applies to you, please contact your financial adviser.

All documentation relating to repurchase requests must be received in good order prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on May 15, 2009.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Letter of Transmittal if you have any questions, or you can also call us at 1-800-847-2424 or your financial adviser. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed to you in connection with subsequent monthly offers.

No person has been authorized to make any recommendation, to give you any information or to make any representations to you in connection with this repurchase offer (other than those contained herein, in the Repurchase Offer Terms, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Fund’s Prospectus) and, if given or made, such information must not be relied upon as having been authorized by the Fund, its investment adviser, its principal underwriter or its transfer agent.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Van Kampen Funds Inc.
Copyright ©2009 Van Kampen Funds Inc. All rights reserved.
Member FINRA/SIPC.
96SLT004(a)-5/09

REPURCHASE OFFER TERMS

1. The Offer. Van Kampen Senior Loan Fund (the “Fund”) is offering to repurchase for cash up to six percent (6%) of the aggregate of its issued and outstanding Class A, Class B, Class C, Class IB and Class IC shares of beneficial interest (“Shares”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less any applicable early withdrawal charge (described below), upon the terms and conditions set forth in this Repurchase Offer Terms, the Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Letter of Transmittal. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2. Net Asset Value. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call the Fund at 1-800-847-2424 for current NAV information.

3. Repurchase Request Offer Period and Repurchase Request Deadline. This month’s Offer begins on May 8, 2009. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, Van Kampen Investor Services Inc., between May 8, 2009 and before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on May 15, 2009, unless extended (the “repurchase request deadline”).

4. Repurchase Pricing Date. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “repurchase pricing date”). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund’s Net Asset Values per share may fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date and in any event will occur at least five business days before notification of the next monthly repurchase offer is sent to shareholders.

6. Early Withdrawal Charge. The Fund does not currently charge a special handling or processing fee for repurchases. Your financial adviser or broker may charge a transaction fee in connection with submitting a repurchase request. An early withdrawal charge of up to 3% may be imposed on those Class B Shares accepted for repurchase that have been held for less than five years. An early withdrawal charge of up to 1% may be imposed on those Class C Shares accepted for repurchase that have been held for less than 1 year. Also, an early withdrawal charge of up to 1% may be imposed on certain Class A Shares accepted for repurchase that have been held for less than 18 months and that were not subject to a front-end sales load at the time of purchase. Please check your holdings and the Fund’s Prospectus.

7. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent monthly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

8. Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Fund’s depositary, Van Kampen Investor Services Inc., at the address noted in the Letter of Transmittal, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares, the number of Shares to be withdrawn or the modified number of Shares to be tendered and, if certificates representing such Shares have been delivered or otherwise identified to the depositary, the name of the registered holder(s) of such Shares. If certificates have been delivered to the depositary, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares, and the signature on the notice of withdrawal or notice of modification must be guaranteed. (See Instruction 4(f) to the Letter of Transmittal for further instructions regarding acceptable guarantees of signatures.) Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call the Fund at 1-800-847-2424 or contact your financial adviser.

9. Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(C) if the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or

(D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.vankampen.com, call the Fund at 1-800-847-2424, or contact your financial adviser.

Dated: May 1, 2009
96SLT004(b)-5/09

LETTER OF TRANSMITTAL
Regarding Shares
of
Van Kampen Senior Loan Fund
Tendered Pursuant to the Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice and
Repurchase Offer Terms

The repurchase offer (the “Offer”) and withdrawal rights expire at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms (unless extended)
IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISER,
PLEASE CONTACT YOUR FINANCIAL ADVISER DIRECTLY.

Ladies and Gentlemen:

The undersigned hereby tenders to the Van Kampen Senior Loan Fund, a diversified, closed-end management investment company organized as a Massachusetts business trust (the “Fund”), the common shares of beneficial interest, par value $0.01 per share, which are offered in five classes of shares designated as Class A Shares, Class B Shares, Class C Shares, Class IB Shares and Class IC Shares (collectively, the “Shares”), of the Fund described below in Box No. 1, at a price (the “Repurchase Price”) equal to the respective net asset value per class of Shares (“NAV”) determined as of the repurchase pricing date (as described in the Repurchase Offer Terms), upon the terms and conditions set forth in the Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice and the Repurchase Offer Terms, receipt of which is hereby acknowledged, and in this Letter of Transmittal and the Instructions hereto (which together constitute the “Offer”). An early withdrawal charge (as described in the Repurchase Offer Terms) will be imposed on most Class B Shares and Class C Shares accepted for repurchase which have been held for less than five years and one year, respectively and upon certain Class A Shares which have been held for less than 18 months and which were not subject to a front-end sales load at the time of purchase.

Subject to and effective upon acceptance for payment of the Shares tendered hereby in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Fund all right, title and interest in and to all Shares tendered hereby that are purchased pursuant to the Offer and hereby irrevocably constitutes and appoints Van Kampen Investor Services Inc. (the “Depositary”) as attorney-in-fact of the undersigned with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to: (a) deliver certificates for such Shares or transfer ownership of such Shares on the Fund’s books, together in either such case with all accompanying evidences of transfer and authenticity, to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned’s agent, of the respective NAV per class of Shares with respect to such Shares; (b) present certificates for such Shares, if any, for cancellation and transfer on the Fund’s books; (c) deduct from the Repurchase Price deposited with the Depositary any applicable early withdrawal charge and remit such charge to Van Kampen Funds Inc.; and (d) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms of the Offer.

(tear along dotted line)

The undersigned hereby represents and warrants that: (a) the undersigned has a “net long position” in the Shares tendered hereby within the meaning of Rule 14e-4 promulgated under the Securities Act of 1934, as amended, and has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents the Depositary or the Fund deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (d) the undersigned has read and agrees to all of the terms of this Offer.

The names and addresses of the registered owners should be printed, if they are not already printed, in Box 1 as they appear on the registration of the Shares. The tendering shareholder must select the “Cash” option to have the cash proceeds from the tendered Shares paid in cash or select the “Exchange” option to have the Depositary invest the cash proceeds of the Offer in shares of the same class, in the case of Class A Shares, Class B Shares or Class C Shares of the Fund, or invest the cash proceeds of the Offer in Class A Shares, in the case of Class IB Shares and Class IC Shares of the Fund, in each case of certain investment companies advised by Van Kampen Asset Management and distributed by Van Kampen Funds Inc., subject to certain limitations. The tendering shareholder must further indicate one of several options, either (A) to specify all Shares be tendered, (B) a specified number of Shares be tendered or (C) that number of Shares tendered necessary to obtain a specific dollar amount. If the Shares tendered hereby are in certificate form, the certificates representing such Shares must be returned together with this Letter of Transmittal.

The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may terminate or amend the Offer or may not be required to repurchase any of the Shares tendered hereby. In any such event, the undersigned understands that certificate(s) for any Shares not repurchased, if any, will be returned to the undersigned at the address indicated below in Box No. 1 unless otherwise indicated under the Special Payment and Delivery Instructions in Box No. 2.

The undersigned understands that acceptance of Shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

The check for the Repurchase Price of the tendered Shares repurchased, minus any applicable early withdrawal charge, will be issued to the order of the undersigned and mailed to the address indicated below in Box No. 1, unless otherwise indicated in Box No. 2. Shareholders tendering Shares remain entitled to receive dividends declared on such shares up to the settlement date of the Offer. The Fund will not pay interest on the Repurchase Price under any circumstances.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

This Letter of Transmittal is to be used only if the Shares to be tendered are registered in the shareholder’s name and the necessary documents will be transmitted to the Depositary by the shareholder or his broker, dealer or other selling group member. Do not use this form if a broker, dealer or other selling group member is the registered owner of the Shares and is effecting the transaction for the shareholder.

Delivery to an address other than that shown below does not constitute valid delivery.

IF SHARES ARE HELD IN YOUR OWN NAME, SEND TO:
Van Kampen Investor Services Inc., Depositary

By Regular Mail: Van Kampen Investor Services Inc. P.O. Box 219286 Kansas City, MO 64121-9286 Attn: Van Kampen Senior Loan Fund Repurchase Offer	By Certified, Registered, Overnight Mail or Courier: Van Kampen Investor Services Inc. 430 West 7th Street Kansas City, MO 64105 Attn: Van Kampen Senior Loan Fund Repurchase Offer

FOR ADDITIONAL INFORMATION CALL:
(800) 847-2424.
IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISER,
PLEASE CONTACT YOUR FINANCIAL ADVISER DIRECTLY.

VAN KAMPEN SENIOR LOAN FUND

This Letter of Transmittal is to be used only if the Shares to be tendered are registered in the shareholder’s name and the necessary documents will be transmitted to the Depositary by the shareholder or his broker, dealer or other selling group member. Do not use this form if a broker, dealer or other selling group member is the registered owner of the Shares and is effecting the transaction for the shareholder.

If the Shares tendered hereby are in certificate form, the certificates representing such Shares MUST be returned together with this Letter of Transmittal. Please note that we suggest that such certificates be returned via certified or registered mail.

     To ensure processing of your request, this Letter of Transmittal or a manually signed facsimile of it (together with any certificates for Shares and all other required documents) must be received by the Depositary on or before the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms.

BOX NO. 1: SHAREHOLDER INFORMATION

Name and Address of Registered Owner	Shareholder Information

Please Provide: Social Security/Tax Identification
No.
Confirm No. (if applicable)
Account No.:

CHOOSE BETWEEN CASH OR EXCHANGE, THEN SELECT AN OPTION

1. Cash: I understand that an early withdrawal charge will be imposed on most Class B Shares and Class C Shares accepted for repurchase that have been held for less than five years and one year, respectively, and upon certain Class A Shares which have been held for less than 18 months and which were not subject to a front-end sales load at the time of purchase, and that such charge, if any, will be deducted from the proceeds from the tender of such Shares.

Option A:       (ALL) I hereby tender ALL of my Shares of the Fund.

Option B:       (Shares) I hereby tender                 Shares of the Fund.

Option C:       (Dollars) I hereby tender that number of Shares of the Fund necessary to receive $                from the Fund after the early withdrawal charge, if any, is deducted.

2. Exchange: I elect to have the proceeds from such tender invested into shares of the same class, in the case of Class A Shares, Class B Shares or Class C Shares of the Fund, or into Class A Shares, in the case of Class IB or Class IC Shares of the Fund, in each case of Van Kampen                                              Fund
(Shareholder Acct. No.                                             , if applicable).

Option A:       (ALL) I hereby exchange ALL of my Shares of the Fund.

Option B:       (Shares) I hereby exchange                 Shares of the Fund.

Option C:       (Dollars) I hereby exchange that number of Shares of the Fund necessary to have $                invested into shares of the above designated fund.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY CASH OR EXCHANGE OR THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.
2.	Alterations to this form (i.e. the repurchase request deadline or share class, etc.) are prohibited and the request will be rejected.
3.	Additional legal documentation may be required.
4.	For shareholders electing the “Exchange” option, in order to use certain shareholder services (including certain purchase, redemption and exchange privileges) on the share account, a signature guarantee form will be required for such account; shareholders may access materials to establish these privileges by calling the Client Relations Department at (800) 847-2424 or accessing applicable forms at http://www.vankampen.com by selecting the Literature section and then Forms.
5.	If the account indicated by the account number in Box No. 1 is a Van Kampen retirement plan custodial account (sponsored by Van Kampen Funds Inc.) of which State Street Bank and Trust Company serves as custodian, a Van Kampen distribution form MUST be submitted with this Letter of Transmittal.
6.	If the social security number or other tax identification number is not certified OR the account is being transferred to a new social security number or other tax identification number, a Form W-9 MUST be completed and signed by the account owner. (Estate accounts must be signed by the legal representative of the estate and bear the estate’s tax identification number and not the social security number of the deceased. Completion of the Form W-9 certifies the tax identification number. Certification will prevent backup withholding pursuant to the Internal Revenue Code and applicable Treasury regulations.) See Instruction 8. Non-U.S. shareholders should provide an appropriate Form W-8 to avoid withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations. See Instruction 9.

PLEASE BE SURE TO COMPLETE BOTH SIDES OF THIS FORM

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BOX NO. 2: SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS (See Instructions 2, 3 and 4)
To be completed ONLY if any checks are to be sent or wired to someone other than the undersigned and/or any checks or certificates for Shares not tendered or not repurchased are to be sent to the undersigned at an address other than that shown above in Box No. 1. A
Signature Guarantee is required if this portion is completed.
Check/Certificate Information	Bank Wire Information
Payee:	Wire Proceeds To: ☐ Checking ☐ Savings
If you would like the check payable to someone other than who the account is registered, please provide the following:	(Minimum $5,000 to be wired)
Name(s)	Bank
(Please Print)	(Name)
Address	Address

(Include Zip Code)	ABA Routing No.

Mailing:	Account No.
If you would like the check and/or certificates for Shares not tendered or not repurchased mailed to an address other than the account registration, please provide the following:	(Shareholder’s Bank Account No.) Bank Account Registration
(Name)
Name(s)
(Please Print)	Please attach a voided check or deposit slip if possible.
Address

(Include Zip Code)

BOX NO. 3: SIGNATURES (See Instructions 2, 3 and 4)

A.	By signing this Letter of Transmittal, you represent that you have read the letter printed on the other side of this page and the Instructions enclosed herewith, which Instructions form part of the terms and conditions of the Offer.
B.	This Letter of Transmittal must be signed by the registered owner(s) of the Shares tendered hereby or by the person(s) authorized to become the registered owner(s) by documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, officer of a corporation or another acting in a fiduciary or representative capacity, please set forth the name and full title of such authorized signor and include the required additional legal documentation regarding the authority of the signor. See Instruction 4.

Note: Any questions regarding additional legal documentation which may be required should be directed to our Client Relations Department at (800) 847-2424.

C.	Your signature MUST be guaranteed and you MUST complete the signature guarantee in this Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the Offer is greater than $100,000, (ii) this Letter of Transmittal is signed by someone other than the registered holder of the Shares tendered herewith, (iii) you request payment for the Shares tendered herewith to be sent to a person other than the registered owner of such Shares for the benefit of such owner(s) and/or to an address other than the registered address of the registered owner of the Shares, or (iv) certificates for Shares not tendered or not repurchased are to be sent to an address other than the registered address of the registered owner of the Shares. For information with respect to what constitutes an acceptable guarantee, please see Instruction 4(f).

D.	See Instruction 8 and Form W-9 regarding backup withholding.
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..........................................................................................	..........................................................................................
(Signature(s) of Owner(s) Exactly as Registered)

Dated ...................................................., 20.......	Daytime Telephone Number( )........................................

SIGNATURE GUARANTEE (if applicable):

...............................................................................................................
Bank Name

..................................................................................................................
Print Name of Authorized Signer

Telephone Number ( ) .....................................	(Affix signature guarantee stamp above if required)

IF YOUR SHARES ARE HELD IN YOUR OWN NAME, SEND TO: Van Kampen Investor Services Inc., Depositary

Delivery to an address other than that shown below does not constitute valid delivery.

By Regular Mail: Van Kampen Investor Services Inc. P.O. Box 219286 Kansas City, MO 64121-9286 Attn: Van Kampen Senior Loan Fund Repurchase Offer	By Certified, Registered, Overnight Mail or Courier: Van Kampen Investor Services Inc. 430 West 7th Street Kansas City, MO 64105 Attn: Van Kampen Senior Loan Fund Repurchase Offer
FOR ADDITIONAL INFORMATION CALL: (800) 847-2424.
IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISER,
PLEASE CONTACT YOUR FINANCIAL ADVISER DIRECTLY.

INSTRUCTIONS
Forming Part of the Terms and Conditions of the Offer

1. Delivery of Letter of Transmittal and Certificates. This Letter of Transmittal is to be used only if the Shares to be tendered are registered in the shareholder’s name and the necessary documents will be transmitted to the Depositary by the shareholder or his broker, dealer or other selling group member. Do not use this form if a broker, dealer or other selling group member is the registered owner of the Shares and is effecting the transaction for the shareholder. A properly completed and duly executed Letter of Transmittal or manually signed facsimile of it, any certificates representing Shares tendered and any other documents required by the Letter of Transmittal should be mailed or delivered to the Depositary at the address set forth in the Letter of Transmittal and must be received by the Depositary on or prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms.

The method of delivery of all documents, including certificates for Shares, is at the election and risk of the tendering shareholder. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended.

The Fund will not accept any alternative, conditional or contingent tenders. All tendering shareholders, by execution of the Letter of Transmittal (or a manually signed facsimile of it), waive any right to receive any notice of the acceptance of their tender.

2. Completing the Letter of Transmittal.  If you intend to tender any Shares pursuant to the Offer, please complete the Letter of Transmittal as follows:

(a) Read the Letter of Transmittal in its entirety. By signing the Letter of Transmittal in Box No. 3, you agree to its terms.

(b) Complete Box No. 1 by providing your Social Security Number/Tax Identification Number, a Confirm Number, if applicable, and selecting either “Cash” or “Exchange” and selecting and completing Option A, Option B or Option C.

(c) Complete Box No. 2 if certificates for Shares not tendered or not repurchased and/or any check issued in the name of a person other than the signer of the Letter of Transmittal are to be sent or wired to someone other than such signer or to the signer at an address other than that shown in Box No. 1.

(d) Complete Box No. 3 in accordance with Instruction 4 set forth below.

3. Partial Tenders, Unpurchased Shares and Exchanges. If fewer than all of the Shares evidenced by any certificate submitted are to be tendered and if any tendered Shares are repurchased, new Shares evidenced by your old certificate(s) will be issued and sent to the registered owner, unless otherwise specified in Box No. 2 of the Letter of Transmittal, as soon as practicable after the repurchase request deadline of the Offer.

Tendering shareholders who elect to have the Depositary invest the cash proceeds from the tender of Shares of the Fund in shares of the same class, in the case of Class A Shares, Class B Shares of Class C Shares of the Fund, or in Class A Shares, in the case of Class IB Shares and Class IC Shares of the Fund, in each case of certain investment companies advised by Van Kampen Asset Management and distributed by Van Kampen Funds Inc., should select “Exchange” and select and complete Option A, B or C. The early withdrawal charge will be waived for Shares tendered for reinvestment pursuant to this election; however, such shares immediately become subject to a contingent deferred sales charge schedule equivalent to the early withdrawal charge schedule of the Fund.

4. Signatures on Letter of Transmittal, Authorizations and Endorsements.

(a) If this Letter of Transmittal is signed by the registered owner(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) in which the Shares are registered.

(b) If the Shares are held of record by two or more joint owners, each such owner must sign this Letter of Transmittal.

(c) If any tendered Shares are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal (or manually signed facsimiles of it) as there are different registrations of Shares.

(d) When this Letter of Transmittal is signed by the registered owner(s) of the Shares listed and transmitted hereby, no endorsements of any certificate(s) representing such Shares or separate authorizations are required. If, however, payment is to be made to a person other than the registered owner(s), any unpurchased Shares are to be registered in the name of any person other than the registered owner(s) or any unpurchased Shares are to be issued to a person other than the registered owner(s), then the Letter of Transmittal and, if applicable, the certificate(s) transmitted hereby, must be endorsed or accompanied by appropriate authorizations, in either case signed exactly as such name(s) appear on the registration of the Shares and on the face of the certificate(s) and such endorsements or authorizations must be guaranteed by an institution described in Box No. 3.

(e) If this Letter of Transmittal or any certificates or authorizations are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority so to act. Please contact the Client Relations Department for assistance at (800) 847-2424.

(tear along dotted line)

(f) Your signature MUST be guaranteed and you MUST complete the signature guarantee in Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the Offer is greater than $100,000, (ii) this Letter of Transmittal is signed by someone other than the registered holder of the Shares tendered herewith, (iii) you request payment for the Shares tendered herewith to be sent to a payee other than the registered owner of such Shares and/or to an address other than the registered address of the registered owner of the Shares, or (iv) certificates for Shares not tendered or not repurchased are to be sent to an address other than the registered address of the registered owner of the Shares. An acceptable guarantee is one made by a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. The guarantee must state the words “Signature Guaranteed” along with the name of the guarantor institution. Shareholders should verify with the institution that it is an eligible guarantor prior to signing. A signature guarantee may not be obtained from a notary public.

5. Transfer Taxes. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s) or (c) tendered certificates are registered in the name(s) of any person other than the person(s) signing this Letter of Transmittal, then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the Purchase Price by the Depositary unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

6. Irregularities. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund’s interpretations of the terms and conditions of the Offer (including these Instructions) will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Van Kampen Funds Inc., the Depositary or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

7. Questions and Requests for Assistance and Additional Copies. Questions and requests for assistance may be directed to, and additional copies of the Offer and this Letter of Transmittal may be obtained from, Van Kampen Funds Inc., 522 Fifth Avenue, New York, NY 10036, or by telephoning (800) 847-2424.

8. Backup Withholding; Form W-9. Each tendering shareholder who is a United States person (including a resident alien individual) and who has not already submitted a completed and signed Form W-9 to the Fund is required to provide the Depositary with a correct taxpayer identification number (“TIN”) on Form W-9. (Form W-9 and certain other Internal Revenue Service forms may be downloaded from www.vankampen.com by selecting Literature and then selecting Forms. You may also access these forms from the Internal Revenue Service website). Failure to furnish a properly completed Form W-9 to the Depositary may subject the tendering shareholder to backup federal income tax withholding on the payments made to the shareholder or other payee with respect to Shares repurchased pursuant to the Offer.

9. Withholding on Non-U.S. Shareholders. The Depositary will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder unless the non-U.S. shareholder has provided to the Depositary an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding. For this purpose, a non-U.S. shareholder is any shareholder that is not (i) a citizen or resident of the United States, (ii) a corporation or partnership created or organized in or under the laws of the United States or any state thereof, (iii) an estate the income of which is subject to United States federal income taxation regardless of its source or (iv) a trust whose administration is subject to the primary jurisdiction of a United States court and which has one or more United States fiduciaries who have authority to control all substantial decisions of the trust. The Depositary will determine a shareholder’s status as a non-U.S. shareholder and eligibility for a reduced rate of, or an exemption from, withholding by reference to certificates or statements provided by the non-U.S. shareholder concerning eligibility for a reduced rate of, or exemption from, withholding unless facts and circumstances indicate that reliance is not warranted. A non-U.S. shareholder who has not previously submitted the appropriate certificates or statements with respect to a reduced rate of, or an exemption from, withholding for which such shareholder may be eligible should consider doing so in order to avoid overwithholding. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

IMPORTANT: The Letter of Transmittal or a manually signed facsimile of it (together with any certificates for Shares and all other required documents) must be received by the Depositary on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the repurchase request deadline.

Van Kampen Announces
Van Kampen Senior Loan Fund
Repurchase Offer

May 1, 2009

Van Kampen Senior Loan Fund makes monthly offers to repurchase its shares in order to provide liquidity to shareholders. Please note the following about the repurchase offer process:

•	Each monthly repurchase offer will have a repurchase request deadline ending on the third Friday of each month (or the preceding business day if such third Friday is not a business day). The Fund generally will begin accepting tenders approximately one week before the repurchase request deadline. Shareholders should consult the Fund’s monthly notice and repurchase offer terms for the specific dates applicable to each offer. This month’s repurchase offer period begins on May 8, 2009 and ends at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on May 15, 2009 for Class A, B, C, IB and IC shares.

•	The repurchase offer for May 2009 is for up to 6% of the Fund’s outstanding shares. Each monthly repurchase offer will be for an amount of between 5% and 25% of the Fund’s outstanding shares. The repurchase offer amount for any current monthly period, plus the repurchase offer amounts for the two monthly periods immediately preceding such current monthly period, will not exceed 25% of the Fund’s outstanding shares. The Fund may repurchase additional shares only to the extent the percentage of additional shares so repurchased does not exceed 2% in any three-month period.

•	Prior to each monthly repurchase offer period, shareholders (including those accountholders whose shares are held in networked accounts or omnibus positions) will be mailed the following documents no less than seven (7) and no more than fourteen (14) days prior to the repurchase request deadline:

•	Van Kampen Senior Loan Fund Shareholder Repurchase Offer Notice

•	Repurchase Offer Terms

•	Letter of Transmittal

•	Payment for shares repurchased by the Fund will be sent to shareholders not later than seven (7) days after the repurchase pricing date (which is normally the same date as the repurchase request deadline) and in any event will occur at least five (5) business days before notification of the next monthly repurchase offer is sent to shareholders.

Shareholders who are not interested in selling or exchanging shares can disregard the packet.

•	You may continue to place trades through your back office; please follow your internal procedures.

•	Van Kampen sponsored retirement plan shareholders with State Street Bank and Trust Company as custodian who wish to sell their shares must complete and submit the appropriate Van Kampen retirement account distribution form in addition to the enclosed Letter of Transmittal. To obtain a distribution form, you may download forms at www.vankampen.com.

For information on recent enhancements to the Van Kampen Senior Loan Fund, read the Fund’s prospectus or Van Kampen InFocus.

If you have any questions, please call your Van Kampen representative:

* National Broker/Dealer Division	(800) 826-5267

* Financial Institutions Division	(800) 852-2656

* Financial Advisors Division	(800) 421-7571

* Insurance Division	(800) 778-3237

* Regional Broker/Dealer Division	(800) 607-9281

* Fee Based Division	(800) 607-8862

* National Account Manager	(800) 225-2222

* Client Relations or Account Servicing	(800) 421-5666

* Main Office Operations:

VKIS Brokerage Operations Support Services	(800) 421-3863

Van Kampen Senior Loan Fund
FUND FACTS

	Symbol	CUSIP

A Shares	VSLAX	920914306
B Shares	VSLBX	920914405
C Shares	VSLCX	920914504
IB Shares*	XPRTX	920914108
IC Shares*	XSLCX	920914207

*	Closed to all new investments other than dividend or capital gain reinvestment.

This letter is for financial professional use only.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, NY 10036
www.vankampen.com

Copyright ©2009
Van Kampen Funds Inc.
All rights reserved.
Member FINRA/SIPC.

96 SLT009-5/09

SLTND-5/09